Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000195444 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class A
Trading Symbol	DCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$73	0.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 73	[1]
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class A shares returned 7.86%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	3.00%	-0.32%	1.75%
without Sales Charge	7.86%	0.60%	2.22%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 2,421,000,000
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,528,185
Investment Company Portfolio Turnover	111.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000195445 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class C
Trading Symbol	DCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$150	1.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 150	[2]
Expense Ratio, Percent	1.45%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class C shares returned 7.06%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	6.06%	**	-0.15%	1.66%
without Deferred Sales Charge	7.06%		-0.15%	1.66%
Bloomberg U.S. Aggregate Bond Index	8.02%		-0.67%	1.54%
**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 2,421,000,000
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,528,185
Investment Company Portfolio Turnover	111.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000195446 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class I
Trading Symbol	DCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$47	0.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 47	[3]
Expense Ratio, Percent	0.45%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class I shares returned 8.13%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Share Class	1YR	5YR	10YR
Class I	8.13%	0.85%	2.40%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 2,421,000,000
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,528,185
Investment Company Portfolio Turnover	111.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000195447 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class Y
Trading Symbol	DCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class Y shares returned 8.19%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02% for the same period.
What affected the Fund’s performance?
  Global fixed income returns were mixed as inflation eased, the yield curve steepened, and rates fell; markets weakened late in the period amid rising concerns over U.S. tariffs.
  U.S. and international interest rate positioning generated gains. Security selection added value, particularly in capital goods and banking. Overweights to high yield corporates, agency mortgage-backed and esoteric asset-backed securities contributed.
  An underweight to U.S. Treasuries contributed. Overweights to consumer non-cyclicals, and capital goods added value. An underweight to long-maturity corporates helped as the credit curve steepened.
  Investment grade credit underperformed. An overweight to energy detracted amid lower commodity prices. An overweight to electric utilities also weighed on results due to elevated supply and persistent wildfire risk.
  Security selection in electric utilities detracted, as subordinated structures underperformed. Coupon positioning in agency mortgage-backed securities was negative. An overweight to 30-year UK gilts also lagged amid rising yields.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Aggregate Bond Index on 4/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Share Class	1YR	5YR	10YR
Class Y	8.19%	0.92%	2.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,421,000,000
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 7,528,185
Investment Company Portfolio Turnover	111.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,421	617	$7,528,185	111.76%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated August 30, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.